[LIBERTY FUND LOGO]  LIBERTY FUNDS GROUP


July 15, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty-Stein Roe Funds Municipal Trust
         Registration File Nos.: 2-99356 and 811-4367

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated November 1, 2001, revised
July 15, 2002 for Liberty High-Yield Municipal Fund (formerly Stein Roe High Income Municipals Fund) does not differ from that contained in Post-Effective Amendment No. 35 (the Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 12, 2002
(Accession Number: 0000021847-02-000174).

Sincerely,

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST


/s/ ELLEN HARRINGTON
Assistant Secretary

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES
Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

One Financial Center, Boston MA  02111-2621